Pension and Other Postretirement Benefits (Tables)	9 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Schedule of Net Benefit Costs [Table Text Block]

	Nine Months Ended June 30,
	2012	2011
Other Postretirement Benefits
Service cost	$1.8	$1.9
Interest cost	3.2	2.7
Amortization of prior service cost	(0.8)	(0.8)
Amortization of net actuarial loss	0.8	0.1
Net periodic benefit cost	$5.0	$3.9

	Nine Months Ended June 30,
	2012	2011
Pension Benefits
Service Cost	$2.9	$2.8
Interest Cost	1.1	1.0
Expected return on plan assets	(1.2)	(1.3)
Amortization of net actuarial loss	0.4	0.3
Recognized prior service cost	0.3	0.3
Net periodic benefit cost	$3.5	$3.1